Revenue - Summary of Disaggregation of Revenue by Geographic Area, Business Unit and Products and Services Categories (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[1],[2]	Jun. 30, 2018 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	$ 243,715	[1]	$ 12,688		$ 226,593	[3],[4]
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	244,371				226,939
Services revenues	13,752				13,793
Operating segments [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	183,881				169,538
Operating segments [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	70,405				67,657
Operating segments [member] | Venezuela [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	19				12
Operating segments [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	240,553				223,414
Operating segments [member] | Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	91,747				86,236
Operating segments [member] | Coca-Cola FEMSA [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	53,830				48,670
Operating segments [member] | Coca-Cola FEMSA [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	40,614				40,022
Operating segments [member] | Coca-Cola FEMSA [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	94,444				88,692
Operating segments [member] | FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	88,283				80,017
Operating segments [member] | FEMSA Comercio Proximity Division [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	87,524				79,461
Operating segments [member] | FEMSA Comercio Proximity Division [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	916				673
Operating segments [member] | FEMSA Comercio Proximity Division [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	88,440				80,134
Operating segments [member] | FEMSA Comercio Health Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	28,004				25,835
Operating segments [member] | FEMSA Comercio Health Retail Division [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	4,075				3,850
Operating segments [member] | FEMSA Comercio Health Retail Division [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	23,929				21,984
Operating segments [member] | FEMSA Comercio Health Retail Division [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	28,004				25,835
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	23,261				22,104
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	23,268				22,104
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	23,268				22,104
Operating segments [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	13,076				12,747
Services revenues	13,752				13,793
Operating segments [member] | Other [member] | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	15,184				15,453
Operating segments [member] | Other [member] | South America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	4,946				4,978
Operating segments [member] | Other [member] | Venezuela [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	19				12
Operating segments [member] | Other [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Products sold in the point-of-sale	6,397				6,650
Operating segments [member] | Total revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	254,305				237,207
Operating segments [member] | Total revenues [member] | Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	94,444				88,692
Operating segments [member] | Total revenues [member] | FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	88,440				80,134
Operating segments [member] | Total revenues [member] | FEMSA Comercio Health Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	28,004				25,835
Operating segments [member] | Total revenues [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	23,268				22,104
Operating segments [member] | Total revenues [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	20,149				20,443
Operating segments [member] | Consolidation adjustments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	9,934				10,268
Operating segments [member] | Consolidation adjustments [member] | Coca-Cola FEMSA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	2,697				2,456
Operating segments [member] | Consolidation adjustments [member] | FEMSA Comercio Proximity Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	157				117
Operating segments [member] | Consolidation adjustments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	7
Operating segments [member] | Consolidation adjustments [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	$ 7,073				$ 7,695

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively effect method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[3]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1
[4]	The information herein was not restated with the adjustment, which was not material, to reflect the financial information of its subsidiary in Argentina that operates in a hyperinflationary economic environment.